Taxation - Schedule of Movements of the Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at the beginning of the period	¥ (392,908)	¥ (383,153)
Changes of valuation allowance	(5,240)	(9,755)
Balance at the end of the period	¥ (398,148)	¥ (392,908)